FAIR VALUE OF DERIVATIVE LIABILITY - Changes in fair value of the derivative liabilities measured on a recurring basis (Details) - Derivative Financial Instruments, Liabilities [Member] - Level 3 - USD ($)
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of year	$ 2,373,000	$ 2,214,000
Derivative liability on bridge notes payable and bridge notes payable, related parties	3,614,000
(Gain) loss included in earnings	(1,311,700)	159,000
Write off of derivative liabilities in connection with debt conversion	$ (4,675,300)
Balance, end of year		$ 2,373,000